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                                                       HARTFORD LIFE


November 6, 2001



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549
Attention: Filing Room

Re:   Fortis Benefits Insurance Company
      Variable Account D ("Registrant")
      The T.D. Waterhouse Variable Annuity
      File No. 33-63935

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 9 to the Registration Statement for the above-referenced Registrant does not differ from that which was filed electronically on October 26, 2001.

If you have any questions regarding this submission, please feel free to contact me at (860) 843-6320.

Very truly yours,

/s/ Thomas S. Clark

Thomas S. Clark
Assistant Counsel